Note 27 - Financial Instruments and Risks - Financial Instruments Recognized in the Financial Statements (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Financial asset	R$ 18,708.9	R$ 18,753.4
Financial liability	23,473.3	22,990.5
Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liability	20,025.7	19,639.2
Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liability	3,447.6	3,351.3
Trade payables and put option granted on subsidiary and other liabilities [member]
Statement Line Items [Line Items]
Financial liability	20,055.1	18,205.1
Trade payables and put option granted on subsidiary and other liabilities [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liability	16,962.9	15,535.6
Trade payables and put option granted on subsidiary and other liabilities [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liability	3,092.2	2,669.5
Financial liabilities, derivatives [member]
Statement Line Items [Line Items]
Financial liability	17.9	243.4
Financial liabilities, derivatives [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liability
Financial liabilities, derivatives [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liability	17.9	243.4
Derivative hedge [member]
Statement Line Items [Line Items]
Financial liability	337.5	438.4
Derivative hedge [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liability
Derivative hedge [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liability	337.5	438.4
Interest-bearing loans and borrowings [member]
Statement Line Items [Line Items]
Financial liability	3,062.8	4,103.6
Interest-bearing loans and borrowings [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liability	3,062.8	4,103.6
Interest-bearing loans and borrowings [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liability
Financial assets at fair value through other comprehensive income, category [member]
Statement Line Items [Line Items]
Financial asset	3,644.7	3,778.4
Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset	14,876.3	14,706.7
Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset	187.9	268.3
Financial asset, cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial asset	11,900.7	11,463.5
Financial asset, cash and cash equivalents [member] | Financial assets at fair value through other comprehensive income, category [member]
Statement Line Items [Line Items]
Financial asset	3,644.7	3,778.4
Financial asset, cash and cash equivalents [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset	8,256.0	7,685.1
Financial asset, cash and cash equivalents [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset
Trade receivables [member]
Statement Line Items [Line Items]
Financial asset	6,456.7	6,874.3
Trade receivables [member] | Financial assets at fair value through other comprehensive income, category [member]
Statement Line Items [Line Items]
Financial asset
Trade receivables [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset	6,456.7	6,874.3
Trade receivables [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset
Financial asset, investment securities [member]
Statement Line Items [Line Items]
Financial asset	178.2	160.7
Financial asset, investment securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Statement Line Items [Line Items]
Financial asset
Financial asset, investment securities [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset	163.6	147.3
Financial asset, investment securities [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset	14.6	13.4
Derivatives [member]
Statement Line Items [Line Items]
Financial asset	37.6	34.1
Derivatives [member] | Financial assets at fair value through other comprehensive income, category [member]
Statement Line Items [Line Items]
Financial asset
Derivatives [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset
Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset	37.6	34.1
Derivative hedge [member]
Statement Line Items [Line Items]
Financial asset	135.7	220.8
Derivative hedge [member] | Financial assets at fair value through other comprehensive income, category [member]
Statement Line Items [Line Items]
Financial asset
Derivative hedge [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset
Derivative hedge [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset	R$ 135.7	R$ 220.8